Cover	12 Months Ended
Mar. 29, 2026
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Crown Crafts, Inc.
Entity Central Index Key	0000025895